Segments - Results of Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Revenue		$ 60,530	$ 57,350	$ 55,179
Pre-tax income from continuing operations		1,156	4,837	2,572
Charge for structural actions	$ 1,472
Software
Segment Information
Charge for structural actions	600
Consulting
Segment Information
Charge for structural actions	400
Infrastructure
Segment Information
Charge for structural actions	$ 400
Business Segments
Segment Information
Revenue		60,077	56,231	53,888
Pre-tax income from continuing operations		$ 10,441	$ 8,765	6,561
Revenue year-to-year change (as a percent)		6.80%	4.30%
Pre-tax income year-to-year change (as a percent)		19.10%	33.60%
Pre-tax income margin (as a percent)		17.40%	15.60%
Business Segments | Software
Segment Information
Revenue		$ 25,037	$ 23,426	22,124
Pre-tax income from continuing operations		$ 6,162	$ 4,849	3,423
Revenue year-to-year change (as a percent)		6.90%	5.90%
Pre-tax income year-to-year change (as a percent)		27.10%	41.70%
Pre-tax income margin (as a percent)		24.60%	20.70%
Business Segments | Consulting
Segment Information
Revenue		$ 19,107	$ 17,844	16,257
Pre-tax income from continuing operations		$ 1,677	$ 1,449	1,034
Revenue year-to-year change (as a percent)		7.10%	9.80%
Pre-tax income year-to-year change (as a percent)		15.70%	40.10%
Pre-tax income margin (as a percent)		8.80%	8.10%
Business Segments | Infrastructure
Segment Information
Revenue		$ 15,288	$ 14,188	14,533
Pre-tax income from continuing operations		$ 2,262	$ 2,025	1,654
Revenue year-to-year change (as a percent)		7.80%	(2.40%)
Pre-tax income year-to-year change (as a percent)		11.70%	22.40%
Pre-tax income margin (as a percent)		14.80%	14.30%
Business Segments | Financing
Segment Information
Revenue		$ 645	$ 774	975
Pre-tax income from continuing operations		$ 340	$ 441	$ 449
Revenue year-to-year change (as a percent)		(16.60%)	(20.60%)
Pre-tax income year-to-year change (as a percent)		(22.90%)	(1.80%)
Pre-tax income margin (as a percent)		52.60%	57.00%